Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Interest income:
Loans, including fees	$ 13,937	$ 12,333
Federal funds sold and interest-bearing deposits in financial institutions	151	122
Securities, taxable	1,997	1,678
Securities, tax-exempt	1,472	1,434
Total interest and dividend income	17,557	15,567
Interest expense:
Deposits	1,210	792
Short-term borrowings	240	90
Federal Home Loan Bank advances	221	226
Total interest expense	1,671	1,108
Net interest income	15,886	14,459
Provision for loan losses	310	596
Net interest income after provision for loan losses	15,576	13,863
Other income:
Total non-interest income	3,391	3,250
Bank owned life insurance income	270	246
Gain on sale of mortgage loans	367	258
Securities gains, net	33	209
Loss on disposition of other real estate owned	(2)	(35)
Other	190	166
Other expenses:
Salaries and employee benefits	7,692	7,136
Occupancy and equipment	1,867	1,888
Data processing expenses	601	583
Professional and director fees	523	608
Federal Deposit Insurance Corporation assessments	168	175
Franchise taxes	343	336
Marketing and advertising	308	267
Loan and collection expenses	117	155
Telephone and communications	307	305
Debit card processing expenses	754	636
Other	1,557	1,389
Total other expenses	14,237	13,478
Income before income taxes	4,730	3,635
Income tax expense	1,149	641
Net income	$ 3,581	$ 2,994
Basic and diluted earnings per share (in dollars per share)	$ 1.31	$ 1.10
Deposit Account [Member]
Other income:
Total non-interest income	$ 1,200	$ 1,245
Debit Card [Member]
Other income:
Total non-interest income	$ 1,333	$ 1,161